UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 62.3%
AUSTRALIA 2.5%
ELECTRIC—REGULATED ELECTRIC 0.2%
Spark Infrastructure Group	121,626	$192,991
MATERIALS—METALS & MINING 0.1%
South32 Ltd. (GBP)(a)	105,329	118,754
REAL ESTATE 1.7%
DIVERSIFIED 0.3%
Ingenia Communities Group	189,212	409,014
RETAIL 1.4%
Scentre Group	205,317	698,793
Vicinity Centres	427,388	1,045,090
		1,743,883
TOTAL REAL ESTATE		2,152,897
TOLL ROADS 0.5%
Transurban Group	76,723	667,517
TOTAL AUSTRALIA		3,132,159
AUSTRIA 0.1%
REAL ESTATE—DIVERSIFIED
BUWOG AG	5,600	120,308
BRAZIL 0.2%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS
BRF SA, ADR (USD)	13,400	190,548
CANADA 3.9%
DIVERSIFIED 0.2%
AltaGas Ltd.	11,100	285,459
ENERGY—OIL & GAS 0.2%
Suncor Energy	11,164	310,916
MATERIALS 1.7%
CHEMICALS 0.4%
Agrium (USD)	3,900	344,331
Potash Corp. of Saskatchewan (USD)	9,900	168,498
		512,829
METALS & MINING 1.3%
Barrick Gold Corp. (USD)	32,052	435,266
Goldcorp (USD)	58,123	943,336

	Number of Shares	Value
Lundin Mining Corp.(a)	64,400	$202,808
		1,581,410
TOTAL MATERIALS		2,094,239
PIPELINES—C-CORP 1.4%
Enbridge	25,459	991,112
TransCanada Corp.	20,970	824,430
		1,815,542
REAL ESTATE—OFFICE 0.4%
Allied Properties REIT	16,858	453,916
TOTAL CANADA		4,960,072
CHINA 0.3%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)	246,000	331,706
FRANCE 2.7%
COMMUNICATIONS—SATELLITES 0.4%
Eutelsat Communications SA	14,895	481,182
ENERGY—OIL & GAS 0.8%
Total SA	22,770	1,037,954
REAL ESTATE 1.5%
DIVERSIFIED 0.4%
Fonciere des Regions	5,251	496,233
RETAIL 1.1%
Klepierre	29,465	1,411,538
TOTAL REAL ESTATE		1,907,771
TOTAL FRANCE		3,426,907
GERMANY 1.1%
MATERIALS—METALS & MINING 0.1%
ThyssenKrupp AG	3,900	81,034
REAL ESTATE 1.0%
DIVERSIFIED 0.7%
ADO Properties SA, 144A(a),(b)	26,890	922,228
OFFICE 0.3%
Alstria Office REIT AG	30,922	446,160
TOTAL REAL ESTATE		1,368,388
TOTAL GERMANY		1,449,422

	Number of Shares	Value
HONG KONG 2.4%
CONSUMER STAPLES—FOOD 0.2%
WH Group Ltd. (Cayman Islands), 144A(a),(b)	382,200	$276,894
ELECTRIC—REGULATED ELECTRIC 0.2%
Power Assets Holdings Ltd.	25,000	255,886
ENERGY—OIL & GAS 0.1%
CNOOC Ltd.	89,200	105,444
REAL ESTATE 1.9%
DIVERSIFIED 1.3%
Cheung Kong Property Holdings Ltd.	43,000	276,602
Henderson Land Development Co., Ltd.	59,000	361,651
Sun Hung Kai Properties Ltd.	41,000	500,783
Wharf Holdings Ltd.\The	97,000	530,181
		1,669,217
OFFICE 0.1%
Hongkong Land Holdings Ltd. (USD)	22,900	137,171
RETAIL 0.5%
Link REIT	97,000	574,571
TOTAL REAL ESTATE		2,380,959
TOTAL HONG KONG		3,019,183
INDIA 0.1%
ENERGY—OIL & GAS
Reliance Industries Ltd., 144A (USD)(b)	5,700	174,705
ITALY 1.1%
COMMUNICATIONS—TOWERS 0.4%
Ei Towers S.p.A.	7,035	392,091
RAI Way S.p.A., 144A(b)	26,352	141,534
		533,625
GAS DISTRIBUTION 0.6%
Snam S.p.A.	111,878	700,819
REAL ESTATE—DIVERSIFIED 0.1%
Beni Stabili S.p.A. (USD)	206,642	155,073
TOTAL ITALY		1,389,517
JAPAN 4.1%
CONSUMER—NON-CYCLICAL 0.2%
NH Foods Ltd.	12,192	268,658

	Number of Shares	Value
INDUSTRIAL—MACHINERY 0.3%
Kubota Corp.	27,945	$381,514
MATERIALS—METALS & MINING 0.3%
JFE Holdings	7,000	94,291
Nippon Steel & Sumitomo Metal Corp.	13,200	253,574
		347,865
RAILWAYS 0.2%
West Japan Railway Co.	3,800	234,628
REAL ESTATE 3.1%
DIVERSIFIED 2.7%
Activia Properties	79	409,934
LaSalle Logiport REIT	352	339,974
Mitsubishi Estate Co., Ltd.	25,000	464,370
Mitsui Fudosan Co., Ltd.	41,000	1,022,951
Mori Hills REIT Investment Corp.	547	809,236
Nomura Real Estate Master Fund	251	374,677
		3,421,142
INDUSTRIALS 0.2%
Nippon Prologis REIT	121	270,824
RESIDENTIAL 0.2%
Japan Rental Housing Investments	366	270,244
TOTAL REAL ESTATE		3,962,210
TOTAL JAPAN		5,194,875
JERSEY 0.3%
MATERIALS—METALS & MINING
Glencore International PLC (GBP)	166,200	375,482
LUXEMBOURG 0.2%
MATERIALS—METALS & MINING
ArcelorMittal SA	68,229	308,610
MEXICO 0.4%
TOLL ROADS
OHL Mexico SAB de CV(a)	169,744	268,707
Promotora y Operadora de Infraestructura SAB de CV	13,825	183,244
TOTAL MEXICO		451,951
NETHERLANDS 0.4%
RETAIL
Wereldhave NV	9,234	516,437

	Number of Shares	Value
NEW ZEALAND 0.3%
AIRPORTS
Auckland International Airport Ltd.	78,130	$347,242
NORWAY 0.4%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.2%
Marine Harvest ASA	18,670	287,675
MATERIALS—CHEMICALS 0.2%
Yara International ASA	7,000	263,430
TOTAL NORWAY		551,105
RUSSIA 0.4%
ENERGY—OIL & GAS 0.2%
Gazprom OAO, ADR	51,600	222,551
Lukoil PJSC, ADR (USD)	1,600	61,464
		284,015
MATERIALS—METALS & MINING 0.2%
MMC Norilsk Nickel PJSC, ADR (USD)	14,500	187,195
TOTAL RUSSIA		471,210
SINGAPORE 1.1%
CONSUMER STAPLES—FOOD PRODUCTS 0.4%
Golden Agri-Resources Ltd.	293,700	89,340
Wilmar International Ltd.	145,400	362,462
		451,802
REAL ESTATE 0.7%
DIVERSIFIED 0.2%
Keppel DC REIT	270,700	212,889
INDUSTRIALS 0.3%
Global Logistic Properties Ltd.	259,000	369,904
RETAIL 0.2%
CapitaLand Mall Trust	214,300	332,297
TOTAL REAL ESTATE		915,090
TOTAL SINGAPORE		1,366,892
SOUTH KOREA 0.4%
MATERIALS—METALS & MINING
Korea Zinc Co., Ltd.	500	210,519
POSCO	1,800	345,488
TOTAL SOUTH KOREA		556,007

	Number of Shares	Value
SPAIN 0.9%
GAS DISTRIBUTION 0.3%
Enagas SA	15,056	$452,548
REAL ESTATE—DIVERSIFIED 0.3%
Hispania Activos Inmobiliarios SA(a)	24,728	351,725
TOLL ROADS 0.3%
Ferrovial SA	15,480	332,653
TOTAL SPAIN		1,136,926
SWITZERLAND 0.9%
AIRPORTS 0.3%
Flughafen Zuerich AG	428	383,244
MATERIALS—CHEMICALS 0.6%
Syngenta AG	1,828	760,439
TOTAL SWITZERLAND		1,143,683
UNITED KINGDOM 6.2%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.5%
Associated British Foods PLC	13,662	657,142
ELECTRIC—REGULATED ELECTRIC 0.7%
National Grid PLC	58,150	824,489
ENERGY 1.5%
INTEGRATED OIL & GAS 0.7%
Royal Dutch Shell PLC	36,991	903,181
OIL & GAS 0.8%
BP PLC	202,157	1,016,653
TOTAL ENERGY		1,919,834
MATERIALS—METALS & MINING 1.0%
BHP Billiton PLC	105,947	1,191,158
REAL ESTATE 2.1%
DIVERSIFIED 0.5%
Hammerson PLC	84,343	700,781
HEALTH CARE 0.4%
Assura PLC	689,402	525,771
RESIDENTIAL 0.2%
UNITE Group PLC/The	27,504	251,434
SELF STORAGE 1.0%
Big Yellow Group PLC	74,112	824,403

	Number of Shares	Value
Safestore Holdings Ltd. (USD)	81,031	$390,690
		1,215,093
TOTAL REAL ESTATE		2,693,079
WATER—WATER UTILITIES 0.4%
United Utilities Group PLC	37,451	496,472
TOTAL UNITED KINGDOM		7,782,174
UNITED STATES 31.9%
COMMUNICATIONS—TOWERS 1.2%
American Tower Corp.	8,025	821,519
Crown Castle International Corp.	8,787	760,076
		1,581,595
CONSUMER—NON-CYCLICAL 1.9%
AGRICULTURE 0.9%
Archer-Daniels-Midland Co.	15,600	566,436
Bunge Ltd.	10,120	573,500
		1,139,936
FOOD PRODUCTS 1.0%
Ingredion	3,200	341,728
Tyson Foods, Class A	14,700	979,902
		1,321,630
TOTAL CONSUMER—NON-CYCLICAL		2,461,566
DIVERSIFIED 0.2%
Macquarie Infrastructure Co. LLC	3,777	254,721
ELECTRIC 2.3%
INTEGRATED ELECTRIC 0.7%
NextEra Energy	5,875	695,248
Pattern Energy Group	11,276	215,033
		910,281
REGULATED ELECTRIC 1.6%
CMS Energy Corp.	13,589	576,717
Edison International	6,211	446,509
Eversource Energy	7,958	464,270
PG&E Corp.	2,814	168,052

	Number of Shares	Value
Xcel Energy	7,725	$323,059
		1,978,607
TOTAL ELECTRIC		2,888,888
ENERGY—OIL & GAS 3.4%
Cabot Oil & Gas Corp.	7,480	169,871
Chevron Corp.	11,900	1,135,260
ConocoPhillips	11,000	442,970
Devon Energy Corp.	25,155	690,253
Exxon Mobil Corp.	7,000	585,130
Marathon Petroleum Corp.	23,700	881,166
PDC Energy(a)	7,898	469,536
		4,374,186
GAS DISTRIBUTION 1.1%
Atmos Energy Corp.	8,040	597,050
Sempra Energy	7,669	797,960
		1,395,010
GOLD 3.3%
iShares Gold Trust ETF(a)	353,600	4,200,768

INDUSTRIAL—MACHINERY 0.2%
Deere & Co.	3,500	269,465
MATERIALS 1.9%
CHEMICALS 0.7%
CF Industries Holdings	8,300	260,122
Monsanto Co.	3,800	333,412
Mosaic Co. (The)	9,700	261,900
		855,434
METALS & MINING 1.2%
Alcoa	28,600	273,988
Newmont Mining Corp.	10,800	287,064
Nucor Corp.	6,500	307,450
Silver Wheaton Corp.	23,855	395,516
Southern Copper Corp.	8,400	232,764
		1,496,782
TOTAL MATERIALS		2,352,216

	Number of Shares	Value
PIPELINES 1.2%
PIPELINES—C-CORP 0.8%
Kinder Morgan	32,135	$573,931
Spectra Energy Corp.	8,107	248,075
Williams Cos. (The)	14,074	226,169
		1,048,175
PIPELINES—MLP 0.4%
Enterprise Products Partners LP	17,560	432,327
TOTAL PIPELINES		1,480,502
REAL ESTATE 14.8%
DIVERSIFIED 0.7%
Vornado Realty Trust	8,703	821,824
HEALTH CARE 2.0%
Brookdale Senior Living(a)	5,124	81,369
HCP	23,569	767,878
Healthcare Trust of America, Class A	11,578	340,625
Omega Healthcare Investors	28,145	993,518
Physicians Realty Trust	18,334	340,646
		2,524,036
HOTEL 0.5%
Extended Stay America	11,517	187,727
Host Hotels & Resorts	15,778	263,493
Pebblebrook Hotel Trust	6,045	175,728
		626,948
NET LEASE 0.8%
Four Corners Property Trust	9,961	178,800
Gaming and Leisure Properties	4,286	132,523
Spirit Realty Capital	34,740	390,825
STORE Capital Corp.	13,329	344,955
		1,047,103
OFFICE 1.4%
Alexandria Real Estate Equities	2,507	227,861
Cousins Properties	30,107	312,511
Douglas Emmett	11,659	351,053
Kilroy Realty Corp.	13,423	830,481
		1,721,906

	Number of Shares	Value
RESIDENTIAL 3.9%
APARTMENT 3.0%
Apartment Investment & Management Co.	27,369	$1,144,571
Education Realty Trust	8,400	349,440
Essex Property Trust	2,792	652,937
Mid-America Apartment Communities	4,475	457,390
UDR	31,377	1,208,956
		3,813,294
MANUFACTURED HOME 0.9%
Equity Lifestyle Properties	2,963	215,499
Sun Communities	13,285	951,339
		1,166,838
TOTAL RESIDENTIAL		4,980,132
SELF STORAGE 0.9%
Extra Space Storage	5,360	500,946
Public Storage	2,462	679,093
		1,180,039
SHOPPING CENTERS 3.6%
COMMUNITY CENTER 1.9%
Brixmor Property Group	27,768	711,416
DDR Corp.	46,391	825,296
Ramco-Gershenson Properties Trust	26,704	481,473
Tanger Factory Outlet Centers	10,616	386,316
		2,404,501
REGIONAL MALL 1.7%
General Growth Properties	308	9,157
Macerich Co. (The)	12	951
Simon Property Group	10,077	2,092,892
		2,103,000
TOTAL SHOPPING CENTERS		4,507,501
SPECIALTY 1.0%
CyrusOne	7,062	322,380
Digital Realty Trust	5,506	487,226
DuPont Fabros Technology	4,429	179,507

	Number of Shares	Value
QTS Realty Trust, Class A	5,996	$284,091
		1,273,204
TOTAL REAL ESTATE		18,682,693
WATER 0.4%
American Water Works Co.	6,985	481,476
TOTAL UNITED STATES		40,423,086
TOTAL COMMON STOCK (Identified cost—$72,984,793)		78,820,207
PREFERRED SECURITIES—$25 PAR VALUE 3.2%
BERMUDA 0.2%
INSURANCE—REINSURANCE—FOREIGN
Endurance Specialty Holdings Ltd., 7.50%, Series B (USD)	11,000	280,830
NETHERLANDS 0.3%
INSURANCE—MULTI-LINE—FOREIGN
ING Groep N.V., 7.05% (USD)	13,600	356,864
UNITED KINGDOM 0.9%
BANKS—FOREIGN
Barclays Bank PLC, 7.75%, Series IV (USD)	15,885	412,216
HSBC Holdings PLC, 8.00%, Series 2 (USD)	11,500	301,300
National Westminster Bank PLC, 7.763%, Series C (USD)	15,238	393,750
TOTAL UNITED KINGDOM		1,107,266
UNITED STATES 1.8%
BANKS 1.2%
Citigroup Capital XIII, 6.988%, due 10/30/40, (FRN)	17,549	461,363
Countrywide Capital IV, 6.75%, due 4/1/33	20,123	510,923
GMAC Capital Trust I, 6.402%, due 2/15/40, Series 2 (TruPS) (FRN)	6,000	147,060
Wells Fargo & Co., 8.00%, Series J	13,700	384,285
		1,503,631
REAL ESTATE 0.6%
HOTEL 0.2%
Summit Hotel Properties, 9.25%, Series A	11,802	311,573
INDUSTRIALS 0.2%
First Potomac Realty Trust, 7.75%, Series A	9,341	238,195
SHOPPING CENTERS—COMMUNITY CENTER 0.2%
Inland Real Estate Corp., 8.125%, Series A	10,470	269,184

	Number of Shares	Value
TOTAL REAL ESTATE		$818,952
TOTAL UNITED STATES		2,322,583
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$4,040,050)		4,067,543
PREFERRED SECURITIES—CAPITAL SECURITIES 3.8%
CAYMAN ISLANDS 0.5%
BANKS—FOREIGN 0.3%
SMFG Preferred Capital, 9.50%, 144A (USD)(b)	300,000	345,742
INSURANCE—PROPERTY CASUALTY—FOREIGN 0.2%
XLIT Ltd., 2.30%, due 12/15/18 (USD)	250,000	250,975
TOTAL CAYMAN ISLANDS		596,717
ITALY 0.3%
COMMUNICATIONS—INTEGRATED TELECOMMUNICATIONS SERVICES
Telecom Italia Capital SA, due 6/4/18 (USD)	400,000	437,000
NETHERLANDS 0.8%
BANKS—FOREIGN 0.5%
Rabobank Nederland, 11.00%, 144A (USD)(b)	500,000	601,825
INSURANCE—MULTI-LINE—FOREIGN 0.3%
ING Capital Funding Trust III, 4.231%, Series 9 (FRN) (USD)	392,000	381,710
TOTAL NETHERLANDS		983,535
UNITED KINGDOM 0.6%
BANKS—FOREIGN 0.4%
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (USD)	500,000	529,822
INSURANCE—MULTI-LINE—FOREIGN 0.2%
Aviva PLC, 8.25% (USD)	250,000	268,179
TOTAL UNITED KINGDOM		798,001
UNITED STATES 1.6%
ELECTRIC—REGULATED ELECTRIC 0.2%
Southern Co./The, 2.15%, due 9/1/19	250,000	251,356
INSURANCE—LIFE/HEALTH INSURANCE 0.1%
Prudential Financial, 8.875%, due 6/15/38	164,000	180,400
REAL ESTATE 1.0%
DIVERSIFIED 0.4%
WEA Finance LLC, 2.70%, due 9/17/19, 144A(b)	435,000	438,307
SHOPPING CENTERS 0.6%
National Retail Properties, due 10/15/17	450,000	483,020

	Number of Shares	Value
Realty Income Corp., 6.75%, due 8/15/19	250,000	$285,255
		768,275
TOTAL REAL ESTATE		1,206,582
UTILITIES—INTEGRATED ELECTRIC 0.3%
Progress Energy, 4.875%, due 12/1/19	300,000	329,286
TOTAL UNITED STATES		1,967,624
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$4,777,851)		4,782,877

	Principal Amount
CORPORATE BONDS—UNITED STATES 4.0%
COMMUNICATIONS—TOWERS 0.2%
American Tower Corp., 4.50%, due 1/15/18	$300,000	312,734
FINANCIAL 0.5%
CREDIT CARD 0.2%
American Express Credit Corp., 1.125%, due 6/5/17, Series MTN	300,000	299,779
INVESTMENT BANKERS/BROKERS 0.3%
Bear Stearns Cos LLC (The), 6.40%, due 10/2/17	350,000	374,521
TOTAL FINANCIAL		674,300
REAL ESTATE 2.7%
DIVERSIFIED 1.1%
NorthStar Realty Europe Corp., 4.625%, due 12/15/16, 144A(b)	750,000	746,664
Select Income REIT, 2.85%, due 2/1/18	650,000	650,731
		1,397,395
FINANCE 1.0%
iStar Financial, 3.875%, due 7/1/16	150,000	149,961
iStar Financial, 4.00%, due 11/1/17	330,000	323,400

	Principal Amount	Value
VEREIT Operating Partnership LP, 2.00%, due 2/6/17	$750,000	$746,250
		1,219,611
HEALTH CARE 0.4%
HCP, 6.30%, due 9/15/16, Series MTN	450,000	459,205
SHOPPING CENTERS—FREE STANDING 0.2%
Realty Income Corp., 5.375%, due 9/15/17	300,000	314,666
TOTAL REAL ESTATE		3,390,877
TELECOMMUNICATION SERVICES 0.6%
Embarq Corp., 7.082%, due 6/1/16	700,000	706,250
TOTAL CORPORATE BONDS (Identified cost—$5,090,437)		5,084,161

	Number of Shares
SHORT-TERM INVESTMENTS 22.3%
MONEY MARKET FUNDS 4.1%
State Street Institutional Treasury Money Market Fund, 0.19%(c),(d)	5,200,000	5,200,000

	Principal Amount
U.S. TREASURY BILLS 18.2%
U.S. Treasury Bill, 0.328%, due 5/12/16(c),(e),(f)	$2,540,000	2,539,053
U.S. Treasury Bill, 0.105%, due 4/21/16(c),(e)	4,620,000	4,619,730
U.S. Treasury Bill, 0.425%, due 6/2/16(c),(e),(f)	15,800,000	15,795,876
		22,954,659
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$28,147,218)		28,154,659

TOTAL INVESTMENTS (Identified cost—$115,040,349)	95.6%	$120,909,447
OTHER ASSETS IN EXCESS OF LIABILITIES(g)	4.4	5,630,231
NET ASSETS	100.0%	$126,539,678

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.9% of the net assets of the Fund, of which 0.0% are illiquid.

(c) All or a portion of this security is held by Cohen & Steers Real Assets Fund, Ltd., a wholly-owned subsidiary.

(d) Rate quoted represents the annualized seven-day yield of the Fund.

(e) The rate shown is the effective yield on the date of purchase.

(f) All or a portion of this security has been pledged as collateral for futures contracts. $3,344,695 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.

(g) Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at March 31, 2016.

Futures contracts outstanding at March 31, 2016 were as follows:

Number of Contracts(a)	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)

	LONG FUTURES OUTSTANDING
25	Aluminum HG LME	$945,313	May 18, 2016	$21,430
63	Brent Crude Oil(b)	2,568,510	May 31, 2016	(43,656)
4	Brent Crude Oil(b)	188,000	October 31, 2017	23,084
15	Coffee C	716,906	May 18, 2016	53,404
54	Coffee Robusta	828,360	July 29, 2016	13,021
22	Copper	1,200,650	May 26, 2016	14,592
131	Corn	2,302,325	May 13, 2016	(93,774)
8	Corn	144,200	September 14, 2016	(3,055)
14	Corn	258,125	December 14, 2016	(12,949)
26	Cotton No. 2	759,720	May 6, 2016	22,941
44	Cotton No. 2	1,282,820	July 7, 2016	39,751
16	Gasoline RBOB	972,182	April 29, 2016	144,466
22	Gasoline RBOB	1,350,241	May 31, 2016	134,310
38	Gold	4,695,280	June 28, 2016	(93,262)
28	KC Wheat	666,750	May 13, 2016	14,912
18	Lean Hogs(b)	582,120	June 14, 2016	(13,358)
21	Lean Hogs(b)	578,970	October 14, 2016	21,586
52	Light Sweet Crude Oil	1,993,680	April 20, 2016	249,517
40	Light Sweet Crude Oil	1,627,600	June 21, 2016	(8,446)
7	Light Sweet Crude Oil	320,880	November 20, 2017	35,022
10	Live Cattle	496,100	June 30, 2016	(2,760)
111	Natural Gas	2,174,490	April 27, 2016	(252,594)
21	Nickel LME	1,067,157	May 16, 2016	33,338
6	Nickel LME	305,928	July 18, 2016	990
15	Nickel LME	767,430	September 19, 2016	(174,319)
19	NY Harbor ULSD	974,757	June 30, 2016	(22,667)
18	Silver	1,391,760	May 26, 2016	(6,333)
6	Silver	465,060	July 27, 2016	4,451
12	Silver	932,280	September 28, 2016	36,916
32	Soybean	1,457,200	May 13, 2016	62,975
4	Soybean	183,550	July 14, 2016	6,711
8	Soybean	369,900	November 14, 2016	7,330
1	Soybean Meal	27,030	May 13, 2016	517
99	Soybean Oil	2,032,668	May 13, 2016	156,754
18	Sugar 11	309,456	April 29, 2016	25,580
55	Sugar 11	988,064	February 28, 2017	42,445
45	Wheat	1,065,375	May 13, 2016	12,723

32	Zinc LME	$1,449,800	May 16, 2016	$39,705
7	Zinc LME	318,194	July 18, 2016	2,297

	SHORT FUTURES OUTSTANDING
21	Aluminum HG LME	(794,063)	May 18, 2016	2,749
14	Cattle Feeder(b)	(1,086,750)	May 26, 2016	10,299
17	Coffee C	(825,881)	July 19, 2016	21,884
26	Cotton No. 2	(751,010)	December 7, 2016	(22,090)
8	Gold	(989,600)	August 29, 2016	(1,541)
15	Light Sweet Crude Oil	(645,300)	November 21, 2016	2,860
35	Light Sweet Crude Oil	(1,391,250)	May 20, 2016	(135,230)
6	Nickel LME	(308,268)	December 19, 2016	(1,170)
15	Nickel LME	(767,430)	September 19, 2016	483,867
35	Sugar 11	(605,640)	June 30, 2016	10,873
7	Zinc LME	(319,725)	December 19, 2016	(2,646)
1	Zinc LME	(45,306)	May 16, 2016	(2,684)
				$860,766

(a) Represents positions held in the Subsidiary.

(b) Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date.  In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business.  Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2016, there were $25,380,215 of securities transferred from Level 2 to Level 1, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of  March 31, 2016.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:	$78,820,207	$78,820,207	$—	$—
Preferred Securities - $25 Par Value	4,067,543	4,067,543	—	—
Preferred Securities - Capital Securities	4,782,877	—	4,782,877	—
Corporate Bonds	5,084,161	—	5,084,161	—
Short-Term Investments	28,154,659	—	28,154,659	—
Total Investments(a)	$120,909,447	$82,887,750	$38,021,697	$—
Futures Contracts	$1,753,300	$1,753,300	$—	$—
Total Unrealized Appreciation in Other Financial Instruments(a)	$1,753,300	$1,753,300	$—	$—
Futures Contracts	$(892,534)	$(892,534)	$—	$—
Total Unrealized Depreciation in Other Financial Instruments(a)	$(892,534)	$(892,534)	$—	$—

(a) Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2016:

Futures contracts	$860,766

The following summarizes the volume of the Fund’s futures contracts activity during the three months ended March 31, 2016:

Futures Contracts
Average Notional Balance - Long	$38,673,254
Average Notional Balance - Short	(9,741,463)
Ending Notional Balance - Long	40,758,831
Ending Notional Balance - Short	(8,530,223)

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts.  While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Note 3.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$115,040,349
Gross unrealized appreciation	$8,486,766
Gross unrealized depreciation	(2,617,668)
Net unrealized appreciation	$5,869,098

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 25, 2016